Consolidated Balance Sheets (parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Accounts receivable, allowance	¥ 862	$ 124	¥ 392
Current liabilities of the VIE without recourse to the primary beneficiary	30,196	4,338	23,703
Non-current liabilities of the VIE without recourse to the primary beneficiary	¥ 0	$ 0	¥ 0
Ordinary shares, shares authorized	1,950,000,000	1,950,000,000
Series Seed 1 Convertible Preferred Stock [Member]
Temporary equity, par value | $ / shares		$ 0.0001
Temporary equity, shares authorized	0	0	7,281,000
Temporary equity, shares issued	0	0	7,281,000
Temporary equity, shares outstanding	0	0	7,281,000
Series Seed 2 Convertible Preferred Stock [Member]
Temporary equity, par value | $ / shares		$ 0.0001
Temporary equity, shares authorized	0	0	7,281,000
Temporary equity, shares issued	0	0	7,281,000
Temporary equity, shares outstanding	0	0	7,281,000
Series Seed 3 Convertible Preferred Stock [Member]
Temporary equity, par value | $ / shares		$ 0.0001
Temporary equity, shares authorized	0	0	1,456,200
Temporary equity, shares issued	0	0	1,456,200
Temporary equity, shares outstanding	0	0	1,456,200
Series A Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value | $ / shares		$ 0.0001
Temporary equity, shares authorized	0	0	8,119,032
Temporary equity, shares issued	0	0	8,119,032
Temporary equity, shares outstanding	0	0	8,119,032
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value | $ / shares		$ 0.0001
Temporary equity, shares authorized	0	0	12,152,247
Temporary equity, shares issued	0	0	11,172,291
Temporary equity, shares outstanding	0	0	11,172,291
Series C Convertible Redeemable Preferred Stock [Member]
Temporary equity, par value | $ / shares		$ 0.0001
Temporary equity, shares authorized	0	0	22,552,207
Temporary equity, shares issued	0	0	2,559,181
Temporary equity, shares outstanding	0	0	2,559,181
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	64,034,573	64,034,573	12,745,071
Ordinary shares, shares outstanding	64,034,573	64,034,573	12,745,071
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663	45,422,663
Ordinary shares, shares issued	45,422,663	45,422,663	44,046,729
Ordinary shares, shares outstanding	45,422,663	45,422,663	44,046,729